Loans Receivable - Summary of Age Analysis of Post Due Receivables (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Past due receivables	$ 627,045	$ 266,279	$ 29,285
Past due receivables Current	7,068,139	4,647,000	458,147
Total Financing Receivables	7,695,184	4,913,279	487,432
31-60 Days Past Due [Member]
Past due receivables	178,105	65,684	17,760
61-90 Days Past Due [Member]
Past due receivables	123,701	76,198	7,056
Greater Than 91 Days [Member]
Past due receivables	$ 325,239	$ 124,397	$ 4,469